Stockholders' Equity (Details) - Warrants [Member] - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance	10,577	5,789
Granted	3,177	4,888
Exercised Cashless		(49)
Forfeited		(51)
Expired	(4,547)
Ending balance	9,206	10,577
Intrinsic value of warrants
Weighted Average Remaining Contractual Life (Years)	3 years	2 years 6 months
Weighted Average Exercise Price
Beginning balance	$ 4.37	$ 5.09
Granted	2.00	3.47
Expired	5.17
Ending balance	$ 2.12	$ 4.37